Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	$ 5,423,277
Ending balance	6,156,839	$ 5,423,277
Depletion	(252,287)	(262,380)
Impairment		(228,680)
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,342,589
Ending balance	3,656,056	3,342,589
Depletion	(146,319)	(140,684)
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	379,988
Ending balance	366,463	379,988
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,808,732
Ending balance	2,706,060	2,808,732
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	122,051
Ending balance	117,547	122,051
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	208,195
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	236,432
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	31,818
Ending balance	21,359	31,818
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	4,222,030	4,222,030
Additions	459,786
Ending balance	4,681,816	4,222,030
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	623,864	623,864
Ending balance	623,864	623,864
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,059,876	3,059,876
Ending balance	3,059,876	3,059,876
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	136,058	136,058
Ending balance	136,058	136,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Additions	220,429
Ending balance	220,429
Gold interests [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Additions	239,357
Ending balance	239,357
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	402,232	402,232
Ending balance	402,232	402,232
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(879,441)	(738,757)
Ending balance	(1,025,760)	(879,441)
Depletion	(146,319)	(140,684)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(243,876)	(222,329)
Ending balance	(257,401)	(243,876)
Depletion	(13,525)	(21,547)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(251,144)	(155,041)
Ending balance	(353,816)	(251,144)
Depletion	(102,672)	(96,103)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(14,007)	(10,388)
Ending balance	(18,511)	(14,007)
Depletion	(4,504)	(3,619)
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	(12,234)
Depletion	(12,234)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	(2,925)
Depletion	(2,925)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(370,414)	(350,999)
Ending balance	(380,873)	(370,414)
Depletion	(10,459)	(19,415)
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,080,688
Ending balance	1,847,668	2,080,688
Depletion	(101,935)	(121,696)
Impairment		(228,680)
Silver interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	134,862
Ending balance		134,862
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	403,250
Ending balance	388,722	403,250
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	757,638
Ending balance	710,077	757,638
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	261,803
Ending balance	246,231	261,803
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	523,135
Ending balance	502,638	523,135
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,201,085	3,247,979
Additions	202
Disposal	(190,331)	(41,959)
Ending balance	3,010,956	3,201,085
Reductions		(4,935)
Silver interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	190,331	190,331
Disposal	(190,331)
Ending balance		190,331
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	524,626	524,626
Ending balance	524,626	524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	900,343	900,343
Ending balance	900,343	900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	302,948	302,948
Ending balance	302,948	302,948
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,282,837	1,329,731
Additions	202
Disposal		(41,959)
Ending balance	1,283,039	1,282,837
Reductions		(4,935)
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,120,397)	(811,980)
Disposal	59,044	41,959
Ending balance	(1,163,288)	(1,120,397)
Depletion	(101,935)	(121,696)
Impairment		(228,680)
Silver interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(55,469)	(49,756)
Disposal	59,044
Ending balance		(55,469)
Depletion	(3,575)	(5,713)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(121,376)	(106,549)
Ending balance	(135,904)	(121,376)
Depletion	(14,528)	(14,827)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(142,705)	(84,537)
Ending balance	(190,266)	(142,705)
Depletion	(47,561)	(58,168)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(41,145)	(26,977)
Ending balance	(56,717)	(41,145)
Depletion	(15,572)	(14,168)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(759,702)	(544,161)
Disposal		41,959
Ending balance	(780,401)	(759,702)
Depletion	(20,699)	(28,820)
Impairment		(228,680)
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	259,693
Palladium interest [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	259,693
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Additions	263,726
Ending balance	263,726
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	(4,033)
Depletion	(4,033)
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	393,422
Cobalt Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Additions	393,422
Ending balance	393,422
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	5,423,277
Ending balance	6,156,839	5,423,277
Depletion	(252,287)	(262,380)
Impairment		(228,680)
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	7,423,115	7,470,009
Additions	1,117,136
Disposal	(190,331)	(41,959)
Ending balance	8,349,920	7,423,115
Reductions		(4,935)
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,999,838)	(1,550,737)
Disposal	59,044	41,959
Ending balance	(2,193,081)	(1,999,838)
Depletion	$ (252,287)	(262,380)
Impairment		$ (228,680)